DEBT AND OBLIGATIONS UNDER CAPITAL LEASES (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
DEBT AND OBLIGATIONS UNDER CAPITAL LEASES [Abstract]
Total long term debt	$ 598.3	$ 622.9
Capital lease obligations	$ 269.4	$ 268.1